Accumulated Other Comprehensive Income (Schedule of Reclassifications out of AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating revenue	[1]	$ (3,858)	$ (3,466)
Purchased gas		730	340
Interest and related charges		469	314
Other income		(388)	(100)
Income from operations before income tax expense		563	(661)
Income tax expense		114	135
Electric fuel and other energy-related purchases		791	744
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income from discontinued operations		54	56
Operating revenue	[2]	(566)	(389)
Purchased gas	[2]	12	14
Interest and related charges	[2]	87	4
Other income		(42)	(17)
Income from operations before income tax expense		(215)	(200)
Income tax expense		43	43
Income (loss) including noncontrolling interests, net of tax		(172)	(157)
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense		(41)	11
Income tax expense		10	(3)
Income (loss) including noncontrolling interests, net of tax		(31)	8
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense		3	(3)
Income tax expense			1
Income (loss) including noncontrolling interests, net of tax		3	(2)
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI | Commodity contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating revenue		(54)	12
Purchased gas		(3)	2
Electric fuel and other energy-related purchases			(7)
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI | Commodity contracts | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net Income from discontinued operations		(2)	3
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI | Interest rate contracts
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		10	12
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI | Interest rate contracts | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges		(1)	2
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI | Foreign currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		6	(8)
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI | Foreign currency | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		6	(8)
Unrealized (gains) and losses on investment securities: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense			1
Income (loss) including noncontrolling interests, net of tax			1
Realized (gain) loss on sale of securities			1
Amortization of prior-service costs (credits) | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		(5)	(5)
Unrecognized pension and other postretirement benefit costs:
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax		22	26
Unrecognized pension and other postretirement benefit costs, income tax expense		(14)	(1)
Unrecognized pension and other postretirement benefit costs, net of tax		8	25
Unrecognized pension and other postretirement benefit costs: | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax		2	2
Unrecognized pension and other postretirement benefit costs, income tax expense		(1)	(1)
Unrecognized pension and other postretirement benefit costs, net of tax		1	1
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		2	2
Amortization of actuarial losses | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		$ 27	$ 31

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 19 for amounts attributable to related parties.